================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-3346

                         Oppenheimer Series Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: October 31

                      Date of reporting period: 07/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

                                                            Shares            Value
---------------------------------------------------------------------------------------
COMMON STOCKS-95.6%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-10.7%
---------------------------------------------------------------------------------------
AUTOMOBILES-2.3%
Ford Motor Co.(1)                                         4,762,390        $ 58,148,782
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.8%
Mohawk Industries, Inc.(1)                                  865,214          45,017,084
---------------------------------------------------------------------------------------
MEDIA-4.1%
Comcast Corp., Cl. A                                      2,170,790          52,142,376
---------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                       1,040,260          50,369,389
                                                                           ------------
                                                                            102,511,765
---------------------------------------------------------------------------------------
MULTILINE RETAIL-2.0%
Target Corp.                                                983,370          50,633,721
---------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.5%
Talbots, Inc. (The)(1)                                    3,345,785          11,576,416
---------------------------------------------------------------------------------------
CONSUMER STAPLES-4.9%
---------------------------------------------------------------------------------------
BEVERAGES-2.9%
Coca-Cola Co. (The)                                       1,080,820          73,506,568
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-2.0%
Church & Dwight Co., Inc.                                 1,202,640          48,514,498
---------------------------------------------------------------------------------------
ENERGY-12.7%
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.6%
Nabors Industries Ltd.(1)                                   557,710          14,729,121
---------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-12.1%
Apache Corp.                                                225,710          27,924,841
---------------------------------------------------------------------------------------
Chevron Corp.                                             1,260,250         131,091,207
---------------------------------------------------------------------------------------
Exxon Mobil Corp.(2)                                        679,170          54,190,974
---------------------------------------------------------------------------------------
Penn West Petroleum Ltd.                                  1,170,420          26,112,070
---------------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                  855,640          62,940,878
                                                                           ------------
                                                                            302,259,970
---------------------------------------------------------------------------------------
FINANCIALS-22.9%
---------------------------------------------------------------------------------------
CAPITAL MARKETS-5.0%
Goldman Sachs Group, Inc. (The)                             519,020          70,052,129
---------------------------------------------------------------------------------------
State Street Corp.                                        1,349,788          55,975,708
                                                                           ------------
                                                                            126,027,837
---------------------------------------------------------------------------------------
COMMERCIAL BANKS-9.7%
CIT Group, Inc.(1)                                        1,076,190          42,767,791
---------------------------------------------------------------------------------------
M&T Bank Corp.                                              603,310          52,029,454
---------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                          620,060          33,663,057
---------------------------------------------------------------------------------------
U.S. Bancorp                                              1,573,370          41,002,022
---------------------------------------------------------------------------------------
Wells Fargo & Co.                                         2,633,849          73,589,741
                                                                           ------------
                                                                            243,052,065
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-3.0%
JPMorgan Chase & Co.                                      1,841,730          74,497,979
---------------------------------------------------------------------------------------
INSURANCE-5.2%
ACE Ltd.                                                    838,485          56,161,725
---------------------------------------------------------------------------------------
MetLife, Inc.                                             1,764,130          72,699,797
                                                                           ------------
                                                                            128,861,522

1 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

                                                             Shares              Value
--------------------------------------------------------------------------------------
HEALTH CARE-14.1%
--------------------------------------------------------------------------------------
BIOTECHNOLOGY-2.1%
Gilead Sciences, Inc.(1)                                  1,278,910        $54,174,628
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.4%
Medtronic, Inc.                                           1,649,130         59,451,137
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-7.6%
HCA Holdings, Inc.(1)                                     2,250,430         60,041,472
--------------------------------------------------------------------------------------
Humana, Inc.                                              1,033,510         77,079,176
--------------------------------------------------------------------------------------
WellPoint, Inc.                                             780,700         52,736,285
                                                                           -----------
                                                                           189,856,933
--------------------------------------------------------------------------------------
PHARMACEUTICALS-2.0%
Pfizer, Inc.                                              2,640,570         50,804,567
--------------------------------------------------------------------------------------
INDUSTRIALS-7.4%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.4%
AerCap Holdings NV(1)                                     2,919,283         35,965,567
--------------------------------------------------------------------------------------
AIRLINES-1.2%
United Continental Holdings, Inc.(1)                      1,588,570         28,784,888
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.9%
Cooper Industries plc                                       921,520         48,204,711
--------------------------------------------------------------------------------------
MACHINERY-2.9%
Ingersoll-Rand plc                                        1,462,640         54,731,989
--------------------------------------------------------------------------------------
WABCO Holdings, Inc.(1)                                     279,350         17,613,018
                                                                           -----------
                                                                            72,345,007
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-7.4%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.8%
Juniper Networks, Inc.(1)                                   838,920         19,622,339
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.9%
VeriSign, Inc.                                              734,550         22,925,306
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.1%
Xilinx, Inc.                                                839,100         26,935,110
--------------------------------------------------------------------------------------
SOFTWARE-4.6%
Microsoft Corp.                                           2,423,300         66,398,420
--------------------------------------------------------------------------------------
Oracle Corp.                                              1,584,090         48,441,472
                                                                           -----------
                                                                           114,839,892
--------------------------------------------------------------------------------------
MATERIALS-7.0%
--------------------------------------------------------------------------------------
CHEMICALS-4.8%
Celanese Corp., Series A                                  1,199,734         66,141,335
--------------------------------------------------------------------------------------
Mosaic Co. (The)                                            752,720         53,232,358
                                                                           -----------
                                                                           119,373,693
--------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.5%
Rock-Tenn Co., Cl. A                                        596,620         36,668,265
--------------------------------------------------------------------------------------
METALS & MINING-0.7%
Allegheny Technologies, Inc.                                312,160         18,164,590
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-2.1%
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.1%
AT&T, Inc.                                                  943,800         27,615,588
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.0%
Vodafone Group plc, Sponsored ADR                           918,950         25,822,495

2 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

                                                                 Shares           Value
-------------------------------------------------------------------------------------------
UTILITIES-6.4%
-------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-3.3%
American Electric Power Co., Inc.                                683,660        $25,199,708
-------------------------------------------------------------------------------------------
Edison International, Inc.                                     1,534,330         58,411,943
                                                                              -------------
                                                                                 83,611,651
-------------------------------------------------------------------------------------------
ENERGY TRADERS-1.0%
GenOn Energy, Inc.(1)                                          6,410,950         24,938,596
-------------------------------------------------------------------------------------------
MULTI-UTILITIES-2.1%
Public Service Enterprise Group, Inc.                          1,610,760         52,752,390
                                                                              -------------
Total Common Stocks (Cost $2,212,573,570)                                     2,392,194,681

                                           Expiration          Strike
                                                 Date           Price           Contracts
-------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.1%
Goldman Sachs Group, Inc. (The) Put(1)        9/19/11          $  130               1,756       614,600
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The) Put(1)       10/24/11             125                 646       245,480
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co. Put(1)                   9/19/11              40               6,146     1,020,236
-------------------------------------------------------------------------------------------------------
MetLife, Inc. Put(1)                          9/19/11              38               6,146       553,140
                                                                                              ---------
Total Options Purchased (Cost $2,499,339)                                                     2,433,456

                                                         Shares
---------------------------------------------------------------------------------------------
INVESTMENT COMPANY-5.0%
Oppenheimer Institutional Money Market Fund, Cl. E,   124,836,258                 124,836,258
0.13% (3,4) (Cost $124,836,258)
---------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,339,909,167)           100.7%             2,519,464,395
---------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                        (0.7)               (17,031,852)
                                                      ---------------------------------------
Net Assets                                                  100.0%            $2,502,432,543
                                                      =======================================


Footnotes to Statement of Investments

*July 29, 2011 represents the last business of the Fund's quarterly period. See accompanying Notes.

1.   Non-income producing security.

2. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    Shares         Gross           Gross            Shares
                                       October 29, 2010(a)     Additions      Reductions     July 29, 2011
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                              57,718,808   889,363,066     822,245,616       124,836,258

                                                        VALUE           INCOME
-------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                  $124,836,258       $120,479

a. October 29, 2010 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

4.   Rate shown is the 7-day yield as of July 29, 2011.

3 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                                                                LEVEL 2-
                                                                   OTHER        LEVEL 3-
                                               LEVEL 1-      SIGNIFICANT     SIGNIFICANT
                                             UNADJUSTED       OBSERVABLE    UNOBSERVABLE
                                          QUOTED PRICES           INPUTS          INPUTS               VALUE
------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                $   267,887,768     $          -    $          -     $  267,887,768
  Consumer Staples                          122,021,066                -               -        122,021,066
  Energy                                    316,989,091                -               -        316,989,091
  Financials                                572,439,403                -               -        572,439,403
  Health Care                               354,287,265                -               -        354,287,265
  Industrials                               185,300,173                -               -        185,300,173
  Information Technology                    184,322,647                -               -        184,322,647
  Materials                                 174,206,548                -               -        174,206,548
  Telecommunication Services                 53,438,083                -               -         53,438,083
  Utilities                                 161,302,637                -               -        161,302,637
Options Purchased                             2,433,456                -               -          2,433,456
Investment Company                          124,836,258                -               -        124,836,258
                                        --------------------------------------------------------------------
Total Assets                            $ 2,519,464,395     $          -    $          -     $2,519,464,395
                                        --------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated options written, at value   $      (387,198)    $          -    $           -    $     (387,198)
                                        --------------------------------------------------------------------
Total Liabilities                       $      (387,198)    $          -    $           -    $     (387,198)
                                        --------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

4 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

WRITTEN OPTIONS AS OF JULY 29, 2011 ARE AS FOLLOWS:

                                            NUMBER OF  EXERCISE   EXPIRATION   PREMIUMS                UNREALIZED
DESCRIPTION                          TYPE   CONTRACTS     PRICE         DATE   RECEIVED      VALUE   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)      Put        1,756  $    100     10/24/11  $  82,087  $ (98,336)  $     16,249
JPMorgan Chase & Co.                 Put        6,146        33     10/24/11    228,611   (288,862)        60,251
                                                                              -----------------------------------
                                                                              $ 310,698  $(387,198)  $     76,500
                                                                              ===================================

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since October 29, 2010 represents the last day during the Fund's 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

5 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

6 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual

7 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended July 29, 2011, the Fund had an ending monthly average market value of $243,346 on purchased put options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended July 29, 2011, the Fund had an ending monthly average market value of $38,720 on written put options.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended July 29, 2011 was as follows:

                                PUT OPTIONS
                            ---------------------
                            NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS
-------------------------------------------------
Options outstanding as of
October 29, 2010                    -   $       -
Options written                 7,902     310,698
                           ----------------------
Options outstanding as of
July 29, 2011                   7,902   $ 310,698
                           ======================

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  2,386,522,661
Federal tax cost of other investments           (310,698)
                                        ----------------
Total federal tax cost                  $  2,386,211,963
                                        ================

Gross unrealized appreciation           $    236,957,455
Gross unrealized depreciation               (104,092,221)
                                        ----------------
Net unrealized appreciation             $    132,865,234
                                        ================

8 | Oppenheimer Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.

By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2011

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/13/2011